Accounts Receivable, Net (Details) - Schedule of Allowance of Credit Losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the year	$ 25,348
Additions		25,981
Reversal	(4,112)	25,981	$ 148
Foreign currency translation	(92)	(633)
Balance at the end of the year	$ 21,144	$ 25,348